SHARE-BASED COMPENSATION - RSUs to Employees (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Oct. 25, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Weighted Average Grant-Date Fair Value
Gross unrecognized share-based compensation		$ 68,689
RSUs
SHARE-BASED COMPENSATION
Shares granted to employees		444,167	2,161,098	1,105,640
Weighted average grant date fair value		$ 29.86
Number of unvested awards outstanding		3,189,376	3,335,303
Total compensation cost at the date of grant		$ 12,909	$ 55,822	$ 24,918
Total recognized compensation cost		9,370	$ 8,808	$ 12,350
Total unrecognized share-based compensation costs		$ 17,940
Weighted-average period of recognition of compensation expense		2 years
Number of Shares
Unvested at the beginning of the period (in shares)		3,335,303
Granted (in shares)		444,167	2,161,098	1,105,640
Vested (in shares)		(483,377)
Forfeited (in shares)		(106,717)
Unvested at the end of the period (in shares)		3,189,376	3,335,303
Weighted Average Grant-Date Fair Value
Unvested at the beginning of the period (in dollars per share)		$ 24.23
Granted (in dollars per share)		29.86
Vested (in dollars per share)		19.41
Forfeited (in dollars per share)		27.03
Unvested at the end of the period (in dollars per share)		$ 25.65	$ 24.23
Total fair value of shares vested		$ 13,276	$ 21,628	$ 14,420
RSUs | Employees
SHARE-BASED COMPENSATION
Shares granted to employees				2,096,000
Vesting percentage				50.00%
Weighted average grant date fair value				$ 25.69
Number of unvested awards outstanding		2,036,000
Number of Shares
Granted (in shares)				2,096,000
Unvested at the end of the period (in shares)		2,036,000
Weighted Average Grant-Date Fair Value
Granted (in dollars per share)				$ 25.69
RSUs | Tranche one | Employees
SHARE-BASED COMPENSATION
Vesting percentage				25.00%
RSUs | Tranche two | Employees
SHARE-BASED COMPENSATION
Vesting percentage				25.00%
RSUs | Minimum
SHARE-BASED COMPENSATION
Grant period (in years)		1 year
RSUs | Maximum
SHARE-BASED COMPENSATION
Grant period (in years)		4 years
Performance shares | Employees
SHARE-BASED COMPENSATION
Shares granted to employees	205,000
Vesting percentage	50.00%
Number of unvested awards outstanding		205,000
Number of Shares
Granted (in shares)	205,000
Unvested at the end of the period (in shares)		205,000
Performance shares | Tranche one | Employees
SHARE-BASED COMPENSATION
Vesting percentage	25.00%
Performance shares | Tranche two | Employees
SHARE-BASED COMPENSATION
Vesting percentage	25.00%